Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of geographical areas [line items]
Net interest income	[1]	$ 21,522		$ 19,252
Non-interest income	[2]	16,219	[3]	14,418	[4]
Total revenues		37,741		33,670
Non-interest expenses		22,518		19,695
Income tax expense		2,751		2,032
Net income		7,758		7,892
Net income attributable to non-controlling interests in subsidiaries		(31)		134
Net income attributable to equity holders of the Bank		7,789		7,758
Total average assets		1,465,000		1,419,000
Total average liabilities		1,379,000		1,338,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		21,522		19,252	[5]
Non-interest income		16,219	[6]	14,418	[5],[7]
Total revenues	[8]	37,741		33,670	[5]
Provision for credit losses		4,714		4,051	[5]
Non-interest expenses		22,518		19,695	[5]
Income tax expense		2,751		2,032	[5]
Net income		7,758		7,892	[5]
Net income attributable to non-controlling interests in subsidiaries		(31)		134	[5]
Net income attributable to equity holders of the Bank		7,789		7,758	[5]
Total average assets		1,465,000		1,419,000	[5]
Total average liabilities		1,379,000		1,338,000	[5]
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		11,378		9,207	[5]
Non-interest income		9,352	[6]	8,535	[5],[7]
Total revenues	[8]	20,730		17,742	[5]
Provision for credit losses		2,338		1,701	[5]
Non-interest expenses		13,660		11,207	[5]
Income tax expense		1,532		1,002	[5]
Net income		3,200		3,832	[5]
Net income attributable to non-controlling interests in subsidiaries		(200)
Net income attributable to equity holders of the Bank		3,400		3,832	[5]
Total average assets		899,000		874,000	[5]
Total average liabilities		889,000		854,000	[5]
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		799		664	[5]
Non-interest income		2,165	[6]	1,578	[5],[7]
Total revenues	[8]	2,964		2,242	[5]
Provision for credit losses		67		28	[5]
Non-interest expenses		1,591		1,309	[5]
Income tax expense		189		146	[5]
Net income		1,117		759	[5]
Net income attributable to equity holders of the Bank		1,117		759	[5]
Total average assets		237,000		218,000	[5]
Total average liabilities		187,000		189,000	[5]
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		2,405		2,397	[5]
Non-interest income		1,014	[6]	1,032	[5],[7]
Total revenues	[8]	3,419		3,429	[5]
Provision for credit losses		552		380	[5]
Non-interest expenses		1,822		1,867	[5]
Income tax expense		264		280	[5]
Net income		781		902	[5]
Net income attributable to non-controlling interests in subsidiaries		23		24	[5]
Net income attributable to equity holders of the Bank		758		878	[5]
Total average assets		60,000		64,000	[5]
Total average liabilities		55,000		59,000	[5]
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,334		1,422	[5]
Non-interest income		588	[6]	546	[5],[7]
Total revenues	[8]	1,922		1,968	[5]
Provision for credit losses		368		501	[5]
Non-interest expenses		885		869	[5]
Income tax expense		126		140	[5]
Net income		543		458	[5]
Net income attributable to non-controlling interests in subsidiaries		7		3	[5]
Net income attributable to equity holders of the Bank		536		455	[5]
Total average assets		29,000		27,000	[5]
Total average liabilities		22,000		21,000	[5]
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,993		2,020	[5]
Non-interest income		571	[6]	455	[5],[7]
Total revenues	[8]	2,564		2,475	[5]
Provision for credit losses		748		626	[5]
Non-interest expenses		1,168		1,143	[5]
Income tax expense		79		119	[5]
Net income		569		587	[5]
Net income attributable to non-controlling interests in subsidiaries		7		42	[5]
Net income attributable to equity holders of the Bank		562		545	[5]
Total average assets		55,000		56,000	[5]
Total average liabilities		50,000		53,000	[5]
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		717		690	[5]
Non-interest income		479	[6]	486	[5],[7]
Total revenues	[8]	1,196		1,176	[5]
Provision for credit losses		378		561	[5]
Non-interest expenses		750		794	[5]
Income tax expense		38		(49)	[5]
Net income		30		(130)	[5]
Net income attributable to non-controlling interests in subsidiaries		9		(50)	[5]
Net income attributable to equity holders of the Bank		21		(80)	[5]
Total average assets		14,000		14,000	[5]
Total average liabilities		14,000		14,000	[5]
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,931		1,842	[5]
Non-interest income		1,295	[6]	1,180	[5],[7]
Total revenues	[8]	3,226		3,022	[5]
Provision for credit losses		196		150	[5]
Non-interest expenses		1,508		1,454	[5]
Income tax expense		450		303	[5]
Net income		1,072		1,115	[5]
Net income attributable to non-controlling interests in subsidiaries		123		115	[5]
Net income attributable to equity holders of the Bank		949		1,000	[5]
Total average assets		38,000		35,000	[5]
Total average liabilities		35,000		32,000	[5]
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		965		1,010	[5]
Non-interest income		755	[6]	606	[5],[7]
Total revenues	[8]	1,720		1,616	[5]
Provision for credit losses		67		104	[5]
Non-interest expenses		1,134		1,052	[5]
Income tax expense		73		91	[5]
Net income		446		369	[5]
Net income attributable to equity holders of the Bank		446		369	[5]
Total average assets		133,000		131,000	[5]
Total average liabilities		$ 127,000		$ 116,000	[5]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $19; International Banking – $152; Global Banking and Markets – $1; and Other – $436.
[4]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(9); International Banking – $130; and Other – $77.
[5]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[6]	Includes net income from investments in associated corporations for Canada – $(12), United States – $362, Mexico – $9, Peru – $4, Chile – $7, Caribbean and Central America – $132, and Other International – $106.
[7]	Includes net income from investments in associated corporations for Canada – $(68), Mexico – $11, Peru – $4, Chile – $6, Caribbean and Central America – $109, and Other International – $136.
[8]	Revenues are attributed to countries based on where services are performed or assets are recorded.